Effective immediately, the ticker symbol chart located on the front cover is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MSRXX
Class B	MCRXX
Class C	MCCXX
Class 529A	MACXX
Class 529B	MRBXX
Class 529C	MRCXX
Class R1	CRVXX
Class R2	CRMXX
Class R3	CRJXX
Class R4	CRKXX